Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ (36,280)	$ (68,208)	$ (63,821)
Retained Earnings (Accumulated Deficit), Total	(375,276)	(341,997)
Net Current Assets	31,171
Cash, Cash Equivalents, and Short-Term Investments, Total	37,268
Debt Securities, Available-for-sale, Allowance for Credit Loss, Ending Balance	0
Accounts Receivable, Allowance for Credit Loss, Ending Balance	0	0
Impairment of Long-Lived Assets to be Disposed of	$ 0	$ 0	$ 0
Number of Reportable Segments	2
Depreciation of RMB Against U.S. Dollar, Percent	8.20%	2.30%	6.30%